Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal
State
Current Income Tax Expense (Benefit)
Deferred:
Federal	148,912	29,478
State
Deferred Income Tax Expense (Benefit)	148,912	29,478
Valuation allowance	(148,912)	(29,478)
Provision benefit for income taxes, net